BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.
BlackRock Total Return Fund

BlackRock California Municipal Series Trust
BlackRock California Municipal
Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock CoRI Funds
BlackRock CoRI 2015 Fund
BlackRock CoRI 2017 Fund
BlackRock CoRI 2019 Fund
BlackRock CoRI 2021 Fund
BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Alternative Capital Strategies Fund
BlackRock Commodity Strategies Fund
BlackRock Disciplined Small Cap Core Fund
BlackRock Emerging Market Allocation Portfolio
BlackRock Emerging Markets Dividend Fund
BlackRock Emerging Markets Long/Short
Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Flexible Equity Fund
BlackRock Global Long/Short Credit Fund
BlackRock Global Long/Short Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Opportunities Portfolio
BlackRock Macro Themes Fund
BlackRock Managed Volatility Portfolio
BlackRock Midcap Index Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Money Market Portfolio
BlackRock MSCI Asia ex Japan Index Fund
BlackRock MSCI World Income Fund
BlackRock Multi-Asset Real Return Fund
BlackRock Multi-Manager Alternative
Strategies Fund
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal
Money Market Portfolio
BlackRock North Carolina Municipal
Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal Money
Market Portfolio

BlackRock Real Estate Securities Fund
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Short Obligations Fund
BlackRock Small Cap Growth Equity Portfolio
BlackRock Strategic Risk Allocation Fund
BlackRock U.S. Opportunities Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Ultra-Short Obligations Fund
BlackRock Virginia Municipal Money
Market Portfolio

BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
BlackRock Core Bond Portfolio
BlackRock Dynamic High Income Portfolio
BlackRock Emerging Markets
Flexible Dynamic Bond Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Dividend Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Investment Grade Bond Portfolio
BlackRock LifePath® Active 2020 Fund
BlackRock LifePath® Active 2025 Fund
BlackRock LifePath® Active 2030 Fund
BlackRock LifePath® Active 2035 Fund
BlackRock LifePath® Active 2040 Fund
BlackRock LifePath® Active 2045 Fund
BlackRock LifePath® Active 2050 Fund
BlackRock LifePath® Active 2055 Fund
BlackRock LifePath® Active Retirement Fund
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio
BlackRock Secured Credit Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock U.S. Government Bond Portfolio

BlackRock Funds III
BlackRock CoreAlpha Bond Fund
BlackRock Large Cap Index Fund
BlackRock LifePath® Retirement Fund
BlackRock LifePath® 2020 Fund
BlackRock LifePath® 2025 Fund
BlackRock LifePath® 2030 Fund
BlackRock LifePath® 2035 Fund
BlackRock LifePath® 2040 Fund
BlackRock LifePath® 2045 Fund
BlackRock LifePath® 2050 Fund
BlackRock LifePath® 2055 Fund
BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock S&P 500 Index Fund
BlackRock Total International ex U.S. Index Fund
BlackRock U.S. Total Bond Index Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.
BlackRock Event Driven Equity Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Opportunities Fund
BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.
BlackRock International Fund
BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Invesco Value FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund

Managed Account Series
BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2015 to the Prospectus of each Fund

Effective on September 1, 2015, each Fund’s Prospectus is amended as follows:

In the section entitled “Fund Overview — Purchase and Sale of Fund Shares” in each Fund’s Prospectus for Institutional Shares, the Institutional Shares column of the table is deleted in its entirety and replaced with the following:

Institutional Shares
Minimum Initial Investment	There is no minimum initial investment for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.

$2 million for individuals and “Institutional Investors,” which, include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.

$1,000 for investors of Financial Intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into agreement with the Fund’s distributor to offer Institutional Shares through a no-load program or investment platform.
Minimum Additional Investment	No subsequent minimum.

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In the section entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs” in each Fund’s current Prospectus for Institutional Shares, the first two rows of the Institutional Shares column of the table are deleted in their entirety and replaced with the following with regards to Institutional Shares:

Institutional
Availability	Limited to certain investors, including:
• Individuals and Institutional Investors who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the
Distributor to purchase such shares.
• Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or
SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the
Fund through a Financial Intermediary that has entered into an agreement with the
Distributor to purchase such shares.
• Employees, officers and directors/trustees of BlackRock or its affiliates.
• Participants in certain programs sponsored by BlackRock or its affiliates or other
Financial Intermediaries.
Minimum Investment	There is no investment minimum for:
• Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or
SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies.
• Employees, officers and directors/trustees of BlackRock or its affiliates.
$2 million for individuals and Institutional Investors.
$1,000 for investors of Financial Intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform.

The last paragraph in the section entitled “Account Information — Details About the Share Classes —Institutional Shares” or “Account Information — Details About the Share Classes,” as applicable, in each Fund’s current Prospectus for Institutional Shares is deleted in its entirety and replaced with the following with regards to Institutional Shares:

Eligible Institutional investors include the following:

■	Individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;
■	Investors of Financial Intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with a minimum initial investment of $1,000;
■	Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which is not subject to any minimum initial investment and may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;
■	Trust department clients of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets, who are not subject to any minimum initial investment;
■	Holders of certain BofA Corp. sponsored UITs who reinvest dividends received from such UITs in shares of the Fund, who are not subject to any minimum initial investment; and
■	Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., PNC, Barclays or their respective affiliates, who are not subject to any minimum initial investment.

The Fund reserves the right to modify or waive the above-stated policies at any time.

Shareholders should retain this Supplement for future reference.

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